Deferred Revenues (Details Narrative) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Revenues
Contract with customer, liability, current	$ 33,510	$ 30,164
Contract with customer, asset, after allowance for credit loss, current	$ 22,132	19,470
Deferred revenue gross		$ 10,964